Accumulated Other Comprehensive Income (Changes in Each Component of Accumulated Other Comprehensive Income, Net of Tax) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	¥ 8,772,057
Less: reclassification adjustments for losses (gains) included in net income	(78,629)
Change during period	165,077	¥ (196,229)
Balance at end of period	9,200,761	8,264,977
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	1,521,163	1,469,308
Cumulative effect of change in accounting principles (Note 17)		330
Balance at beginning of period, adjusted	1,521,163	1,469,638
Change during period	164,684	(195,339)
Balance at end of period	1,685,847	1,274,299
Net unrealized gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	1,461,302	1,409,459
Cumulative effect of change in accounting principles (Note 17)		(85)
Balance at beginning of period, adjusted	1,461,302	1,409,374
Foreign currency translation adjustments during period	247,493	(49,362)
Less: reclassification adjustments for losses (gains) included in net income	(78,659)	(86,761)
Change during period	168,834	(136,123)
Balance at end of period	1,630,136	1,273,251
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(5,535)	6,310
Cumulative effect of change in accounting principles (Note 17)		415
Balance at beginning of period, adjusted	(5,535)	6,725
Foreign currency translation adjustments during period	(4,322)	(59,893)
Change during period	(4,322)	(59,893)
Balance at end of period	(9,857)	(53,168)
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	65,396	53,539
Foreign currency translation adjustments during period	32	533
Less: reclassification adjustments for losses (gains) included in net income	140	144
Change during period	172	677
Balance at end of period	¥ 65,568	¥ 54,216